Consolidated Statements of Income (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	May 31, 2014	May 31, 2013	May 31, 2012
Consolidated Statements of Income
REVENUES	$ 45,567	$ 44,287	$ 42,680
OPERATING EXPENSES:
Salaries and employee benefits	16,555	16,570	16,099
Purchased transportation	8,011	7,272	6,335
Rentals and landing fees	2,622	2,521	2,487
Depreciation and amortization	2,587	2,386	2,113
Fuel	4,557	4,746	4,956
Maintenance and repairs	1,862	1,909	1,980
Business realignment, impairment and other charges		660	134
Other	5,927	5,672	5,390
OPERATING EXPENSES	42,121	41,736	39,494
OPERATING INCOME	3,446	2,551	3,186
OTHER INCOME (EXPENSE):
Interest expense	(160)	(82)	(52)
Interest income	18	21	13
Other, net	(15)	(35)	(6)
OTHER INCOME (EXPENSE)	(157)	(96)	(45)
INCOME BEFORE INCOME TAXES	3,289	2,455	3,141
PROVISION FOR INCOME TAXES	1,192	894	1,109
NET INCOME	$ 2,097	$ 1,561	$ 2,032
EARNINGS PER COMMON SHARE
Basic	$ 6.82	$ 4.95	$ 6.44
Diluted	$ 6.75	$ 4.91	$ 6.41